Long Term Debt - Schedule of Deferred Financing Cost (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Debt Issuance Costs, Net [Abstract]
Opening balance	$ 10,611	$ 12,913
Expenditure in the period		971
Amortization included within interest expense	(3,511)	(3,273)
Closing balance	$ 7,100	$ 10,611